Credit from Banks and Others (Restrictions on the Group Relating to the Receipt of Credit) (Details) $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Credit From Banks And Others [Abstract]
Financial Covenants Total shareholder's equity	$ 4,527	$ 3,930
Financial Covenant: Ratio of the EBITDA to the net interest expenses equal to or greater than 3.5	14.98
Financial Covenant: Ratio of the net financial debt to EBITDA less than 3.5	1.38
Financial Covenant: Ratio of certain subsidiaries loans to the total assets of the consolidated company less than 10%	4.51%